Satellites, Net and Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Land and Improvements year	Dec. 31, 2010 Land and Improvements	Dec. 31, 2011 Building and Leasehold Improvements year	Dec. 31, 2010 Building and Leasehold Improvements	Dec. 31, 2011 Machinery and equipment year	Dec. 31, 2010 Machinery and equipment	Dec. 31, 2011 Capitalized Software year	Dec. 31, 2010 Capitalized Software	Dec. 31, 2011 Subscriber leased set-top equipment year	Dec. 31, 2010 Subscriber leased set-top equipment	Jun. 30, 2011 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2010 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2009 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased set-top equipment High definition DIRECTV U.S. After change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2010 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2009 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2011 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2010 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2009 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2011 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2010 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2009 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2011 Construction in-progress	Dec. 31, 2010 Construction in-progress	Dec. 31, 2011 Satellites year	Dec. 31, 2010 Satellites	Dec. 31, 2011 Satellites under construction	Dec. 31, 2010 Satellites under construction
Satellites, net and property and equipment, net
Satellites, total	$ 3,508	$ 3,303																											$ 3,206	$ 3,233	$ 302	$ 70
Less: Accumulated depreciation	(1,293)	(1,068)
Satellites, net	2,215	2,235
Property and equipment, total	13,118	11,481		44	43	406	365	1,968	1,923	2,177	1,889	8,105	6,971														418	290
Less: Accumulated depreciation	(7,895)	(7,037)										(4,618)	(4,096)
Property and equipment, net	5,223	4,444										3,487	2,875
Estimated useful lives, minimum (in years)				9		2		2				3																	10
Estimated useful lives, maximum (in years)				30		40		23				7																	16
Estimated useful lives (in years)										3				3	3	3	4	3	3	3	3	3	3	7	7	7
Depreciation expense, including amortization of property and equipment and satellites held under capital leases	2,213	2,292	2,287
Interest costs capitalized	$ 13	$ 6	$ 18